SHARE-BASED COMPENSATION ARRANGEMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	$ 19,169	$ 50,505	$ 42,818
Selling and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	3,740	10,594	7,094
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	3,308	8,034	3,474
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	$ 12,121	$ 31,877	$ 32,250